PREPAYMENTS AND OTHER RECEIVABLES (Summary of Reconciliation of Beginning and Ending Allowance For Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 8,391	$ 1,286	¥ 0	¥ 0
Write-offs	0	0	(11,862)	0
Provisions	510	78	20,253	0
Ending balance	8,901	1,364	8,391	0
ASU 2019-04
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 8,391	$ 1,286	0	0
Impact of Adoption to ASC 326			0	0	$ 0	¥ 0
Ending balance			¥ 8,391	¥ 0